SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of information needed to compute basic and diluted earnings per share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(570,333)	$(834)	$621,507	$(834)
Denominator:
Basic weighted average shares outstanding	15,812,500	2,750,000	15,812,500	2,750,000
Basic net income (loss) per common share	$(0.04)	$(0.00)	$0.04	$(0.00)
Diluted weighted average shares outstanding	15,812,500	2,750,000	15,812,500	2,750,000
Diluted net income (loss) per common share	$(0.04)	$(0.00)	$0.04	$(0.00)

		For the period
		from June 23,
		2020 (inception)
	For the year	through
	ended December 31,	December 31,
	2021	2020
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,910,487	$(1,000)
Denominator:
Basic weighted average shares outstanding	7,732,021	2,750,000
Basic net income (loss) per common share	$0.25	$(0.00)
Diluted weighted average shares outstanding	7,991,952	2,750,000
Diluted net income (loss) per common share	$0.24	$(0.00)

New Dragonfly
Schedule of various classes of property and equipment and estimated useful lives

Office furniture and equipment	3 to 7 years
Vehicles	5 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Remaining Term of Lease

Office furniture and equipment	3 to 7 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Remaining Term of Lease

Schedule of disaggregated revenues by distribution channel

The following table presents our disaggregated revenues by distribution channel:

	For the Six Months Ended June 30,
Sales	2022	2021
Retail	$24,885	$29,582
Distributor	4,621	4,078
Original equipment manufacture	10,419	5,313
Total	39,925	38,973

The following table present our disaggregated revenues by distribution channel:

Sales	2021	2020
Retail	$59,042	$33,314
Distributor	10,733	10,381
Original equipment manufacture	8,225	3,492
Total	$78,000	$47,187

Schedule of information needed to compute basic and diluted earnings per share

The following table sets forth the information needed to compute basic and diluted earnings per share for the six months ended June 30, 2022 and 2021:

	June 30,	June 30,
	2022	2021
Basic (Loss) Earnings per common share
Net (Loss) Income	$(3,767)	$4,177
(Loss) Income available for distribution	(3,767)	4,177
Income allocated to participating securities (1)	—	(1,389)
Net (Loss) Income available to common shareholders	$(3,767)	$2,788
(1)	Preferred Series A holders do not have a contractual obligation to share in losses.

	June 30,	June 30,
	2022	2021
Basic (loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$(3,767)	$2,788
Weighted average number of common shares‑basic	20,952,757	20,053,843
(Loss) Earnings per share, basic	$(0.18)	$0.14
Diluted (loss) earnings per common share:
Net (Loss) Income available to common shareholders	$(3,767)	$2,788
Weighted average number of common shares‑basic	20,952,757	20,053,843
Dilutive effect related to stock options	—	1,589,753
Weighted average diluted shares outstanding	20,952,757	21,643,596
(Loss) Earnings per share, diluted	$(0.18)	$0.13

The following table sets forth the information needed to compute basic and diluted earnings per share for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Basic Earnings per common share
Net Income	$4,338	$6,878
Income available for distribution	4,338	6,878
Income allocated to participating securities, Net	(1,405)	(2,290)
Income available to common shareholders	$2,933	$4,588

	December 31,	December 31,
	2021	2020
Basic earnings per common share:
Net Income available to common shareholders	$2,933	$4,588
Weighted average number of common shares-basic	20,101,129	20,040,470
Earnings per share, basic	$0.15	$0.23
Diluted earnings per common share:
Net Income available to common shareholders	$2,933	$4,588
Weighted average number of common shares-basic	20,101,129	20,040,470
Dilutive effect related to stock options	1,829,979	1,348,315
Weighted average diluted shares outstanding	21,931,108	21,388,785
Earnings per share, diluted	$0.13	$0.21

For all periods presented, there were no outstanding shares that were potentially anti-dilutive.

Schedule of potential shares of common stock excluded from diluted net (loss) income per share

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net (loss) income per share net (loss) income per share because their effect was anti-dilutive:

	June 30,	June 30,
	2022	2021
Options	2,675,378	—
Weighted average number of common shares‑basic	2,675,378	—